Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019 As supplemented May 1, 2020

HC Capital Trust

The date of this Supplement is September 15, 2020

The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolios”): On September 15, 2020, the Trust’s Board of Trustees, on behalf of the Portfolios, approved a new Portfolio Management Agreement for each Portfolio with Agincourt Capital Management, LLC (“Agincourt”) to take effect upon the occurrence of the anticipated change in control of Agincourt later in 2020. No changes in Agincourt’s investment management team are expected as a result of the change of control of Agincourt.

The Corporate Opportunities Portfolio (the “Portfolio”) (From the Supplement dated September 4, 2020): Effective September 4, 2020, Sound Point Capital Management LP (“Sound Point”) no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated September 4, 2020. Accordingly, effective September 4, all references to Sound Point are deleted entirely in supplements dated June 16, 2020 and August 7, 2020.

The Corporate Opportunities Portfolio (formerly, The Fixed Income Opportunity Portfolio) (the “Portfolio”) (From the Supplement dated August 17, 2020): Effective August 17, 2020, all references to The Fixed Income Opportunity Portfolio in the Prospectus are revised and restated as The Corporate Opportunities Portfolio.

The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolios”) (From the Supplement dated August 7, 2020): On August 7, 2020, Portfolio Management Agreements between the the Trust, on behalf of each of the Portfolios, and Pacific Investment Management Company LLC (“PIMCO”) engaging PIMCO as a new specialist Manager of each respective Portfolio was approved by the shareholders of each respective Portfolio. In addition, on August 7, 2020, a Portfolio Management Agreement between the Trust, on behalf of The Fixed Income Opportunity Portfolio, and Sound Point Capital Management LP (“Sound Point”) was approved by the shareholders of that Portfolio. Accordingly, effective August 7, 2020, the Prospectus is supplemented as follows:

1. The following replaces the “Investment Subadvisers” sections of the Prospectus:

Page 69-The Institutional International Equity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Pacific Investment Management Company LLC (“PIMCO”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 83-The Core Fixed Income Portfolio:

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”). Mellon Investments Corporation (“Mellon”) and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Page 91-The Fixed Income Opportunity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Investments Corporation (“Mellon”), Pacific Investment Management Company LLC (“PIMCO”), Parametric Portfolio Associates LLC (“Parametric”), Sound Point Capital Management, LP (“Sound Point”) and Western Asset Management Company, LLC (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Page 112-The U.S. Corporate Fixed Income Securities Portfolio:

Investment Subadvisers

Agincourt Capital Management LLC (“Agincourt”). Mellon Investments Corporation (“Mellon”) and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio. Page 119-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

Investment Subadvisers

Mellon Investments Corporation (“Mellon”) and Pacific Investment Management Company LLC (“PIMCO”) is the Specialist Manager for the Portfolio.

2. The following is added under the heading “Portfolio Managers” for the Portfolios:

Page 69-The Institutional International Equity Portfolio:

PIMCO: Mohsen Fahmi has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Page 83-The Core Fixed Income Portfolio:

PIMCO: Scott Mather has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Page 91-The Fixed Income Opportunity Portfolio:

PIMCO: Sonali Pier has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Sound Point: Stephen Ketchum and Giac Picco have co-managed the portion of the Portfolio allocated to Sound Point since August 2020.

Page 112-The U.S. Corporate Fixed Income Securities Portfolio:

PIMCO: Mark Kiesel has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Page 119-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

PIMCO: Daniel Hyman has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

3. The following replaces the first paragraph in the subsection “Specialist Managers” under the section under “More Information About Fund Investments and Risks” with respect to the Portfolios:

Page 156-The Institutional International Equity Portfolio:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CLIM, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 162-The Core Fixed Income Portfolio:

Specialist Managers. Agincourt. Mellon and PIMCO currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 163-The Fixed Income Opportunity Portfolio:

Specialist Managers. CLIM, Fort Washington, Mellon, Parametric. PIMCO, Sound Point and Western Asset currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 167-The U.S. Corporate Fixed Income Securities Portfolio:

Specialist Managers. Agincourt. Mellon and PIMCO currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 168-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

Specialist Managers. Mellon and PIMCO currently provide portfolio management services to this Portfolio. The investment selection process for the Specialist Managers is described below; further information about the Specialist Managers, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following information regarding the Investment Selection Process is added to the “Specialist Managers” section under “More Information About Fund Investments and Risks” with respect to the Portfolios:

Page 156-The Institutional International Equity Portfolio:

The PIMCO Investment Selection Process:

PIMCO combines a non-leveraged position in equity-linked instruments with a bond alpha strategy that is designed to be uncorrelated to the equity markets. The strategy employs futures and/or total return swaps to obtain exposure to the MSCI EAFE Index, and invests the remaining cash in an actively managed absolute return style fixed income portfolio with the goal of outperforming the money market interest rate cost typically associated with equity index futures and swap ownership. Since the strategy only requires sufficient liquidity to meet a worst case margin outflow caused by a stock market decline, a portion of the fixed income portfolio can be invested in higher yielding securities. In addition, PIMCO generally looks to take advantage of the typical upward slope of the yield curve by normally maintaining a portfolio duration between a minimum of negative three years and a maximum of positive eight years. PIMCO also feels that it is appropriate, in most market environments, to capture both the credit yield premium provided by holding a portion of the fixed income portfolio in corporate securities and the volatility yield premium provided by holding high quality mortgage securities.

Page 162-The Core Fixed Income Portfolio:

The PIMCO Investment Selection Process:

PIMCO’s investment philosophy revolves around the principle of diversification. PIMCO believes that no single risk should dominate returns. By diversifying strategies, or relying on multiple sources of value, the firm believes it will be able to generate a solid track record with a high degree of consistency. The strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. To help achieve this objective PIMCO seeks to add value through the use of “top-down” strategies such as its exposure to interest rates, or duration, changing volatility, yield curve positioning and sector rotation. The firm also employs “bottom-up” strategies involving analysis and selection of specific securities. By combining perspectives from both the portfolio level and the security level, PIMCO seeks to consistently add value over time while incurring acceptable levels of portfolio risk.

Page 163-The Fixed Income Opportunity Portfolio:

The PIMCO Management Investment Selection Process:

PIMCO’s multi-sector credit investment process combines PIMCO’s proprietary top-down allocation process with a bottom-up approach to security selection. In constructing and managing portfolios, the firm’s multi-sector credit team leverages a global team of portfolio managers and research analysts for idea generation. Within this top-down macroeconomic framework, the multi-sector credit portfolio management team determines the appropriate asset allocation across a broad range of global credit sectors and other fixed income sectors. The team then works closely with sector specialists, including Investment Grade Credit, Emerging Markets, High Yield and Securitized Credit portfolio managers, across the firm’s global offices to determine the best way to gain exposure to specific sectors. This phase of the investment process serves as the nexus between the strategy’s top-down asset allocation process and the bottom-up, fundamental credit analysis through which individual securities are selected. In addition to sourcing ideas directly from sector specialists covering various credit sectors, the multi-sector credit team also works closely with individual credit analysts to identify what the firm finds are the most attractive individual credits. Communication between portfolio managers and credit analysts helps ensure that portfolios are regularly monitored from the perspective of credit fundamentals and trading market reality.

The Sound Point Investment Selection Process:

Sound Point’s opportunistic credit business encompasses two strategies: (i) directly originated transactions, which fall within its strategic capital fund strategies, and (ii) investments made in the primary and secondary market in broadly syndicated credit, which fall within its credit opportunities fund and distressed loan fund strategies. The Portfolio will take advantage of Sound Point’s expertise across both strategies. Within its strategic capital business, Sound Point selects investments among directly originated debt or hybrid financings to stressed, distressed and middle-market borrowers predominantly in North America based on various factors: (i) screening investments by loan-to-value (LTV), asset quality and industry, cash flow, size, discount rate and exit/refinancing options and (ii) structures for downside protection and incentives for early paydown. The firm’s selling strategy would include, but not be limited to, the adequacy of liquidity premium as well as opportunity for reinvesting in the marketplace. Within its broadly syndicated business, Sound Point capitalizes on mispriced investment opportunities in corporate credit, specifically focused on relative value, event driven, and stressed and distressed credit. Sound Point’s approach is fundamental and research intensive. Sound Point invests throughout the capital structure (including secured bank debt, corporate bonds, equity and equity linked securities) and across a broad spectrum of companies and industries.

Page 167-The U.S. Corporate Fixed Income Securities Portfolio:

The PIMCO Investment Selection Process:

PIMCO uses a global approach to credit selection with a focus on generating attractive returns without the constraint of a benchmark. PIMCO’s credit style uses a combination of top-down and bottom-up processes. The firm’s investment philosophy embodies three key principles: (1) major shifts in portfolio strategy are driven by longer-term or secular trends as opposed to short-term aberrations in market conditions, (2) combining bottom-up fundamental credit research with top-down macroeconomic analyses, and (3) emphasizing independent research and prudent diversification across industries and issuers. The strategy is managed in the context of PIMCO’s outlook for the global economy and markets, but investment decisions are driven by rigorous credit analysis and bottom-up corporate credit ideas across investment grade, high yield, bank loans and other corporate securities.

Page 168-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

The PIMCO Investment Selection Process:

PIMCO’s mortgage process is one that takes moderate and diversified risks, so that no single investment decision can cause significant underperformance relative to the benchmark. The firm believes that within the mortgage market, consistent outperformance is obtained through a quantitative approach to security valuation and portfolio positioning rather than by attempting to add value primarily through duration positioning. While the firm occasionally employs active “top-down” strategies, such as duration and yield curve stances, the majority of PIMCO’s MBS alpha comes from “bottom-up” security selection and relative value opportunities..

5. With respect to each Portfolio, the following:

(i) replaces the first two paragraphs of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 211of the Prospectus:

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Institutional U.S. Equity Portfolio. The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Core Fixed Income

Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 650 Newport Center Drive, Newport Beach, CA 92660. As of June 30, 2020, PIMCO had total assets under management of approximately $1.922 trillion, of which approximately $499 billion represented assets of mutual funds.

For its services to The Institutional U.S. Equity Portfolio related to the enhanced index strategy, PIMCO receives an annual fee of 0.25% of that portion of the Portfolio’s assets allocated to PIMCO from time to time. For its services to The Institutional U.S. Equity Portfolio with respect to the RAFI US Multifactor Strategy, PIMCO receives an annual fee from the Portfolio, at the annual rate of 0.175% of the first $600 million of the Combined RAFI US Multifactor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI US Multifactor Strategy Assets; and 0.125% on Combined RAFI US Multifactor Strategy Assets over $1.3 billion. Should these aggregate assets not reach or fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve month period ending December 20, 2019, this fee for the minimum asset requirement is being voluntarily waived to 0.175% of the Portfolio’s average daily net assets of the account. The term “Combined RAFI US Multifactor Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to PIMCO’s RAFI US Multifactor Strategy from time-to-time. During the fiscal year ended June 30, 2020, PIMCO was not allocated assets to PIMCO’s enhanced index strategy of The Institutional U.S. Equity Portfolio. During the fiscal year ended June 30, 2020, PIMCO received fees of 0.175% during the period ended December 20, 2019, and 0.20% thereafter of the average daily net assets for the portion of The Institutional U.S. Equity Portfolio allocated to the RAFI US Multifactor Strategy. See the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” of the Prospectus for information regarding the portfolio manager assigned to the RAFI US Multifactor Strategy. For its services to The Commodity Returns Strategy Portfolio, PIMCO receives an annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. For its services to The Institutional International Equity Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $150 million of such assets and 0.40% for all assets allocated to it in excess of $150 million. For its services to The Core Fixed Income Securities Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.50% on the first $25 million of such assets, 0.375% on the next $25 million and 0.25% for all assets allocated to it in excess of $50 million. For its services to The Corporate Opportunities Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.50% on the first $100 million of such assets, 0.45% on the next $100 million and 0.40% for all assets allocated to it in excess of $200 million. For its services to each of The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.60%. During the fiscal year ended June 30, 2020, PIMCO was not allocated assets of The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio.

(ii) replaces the first full paragraph of the PIMCO section in the “Specialist Manager Guide” on page 212 of the Prospectus:

Mohsen Fahmi is primarily responsible for the day-to-day management of that portion of The Institutional U.S. Equity Portfolio and The Institutional International Equity Portfolio allocated to PIMCO. Mr. Fahmi is a managing director in the Newport Beach office, a generalist portfolio manager focusing on global fixed income assets and a member of PIMCO’s Investment Committee. Prior to joining PIMCO in 2014, he was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. In London earlier in his career, he was co-head of bond and currency proprietary trading at Tokai Bank Europe, head of the leveraged investment group at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 35 years of investment experience and holds an MBA from Stanford University. He received a master’s degree in civil engineering from the Ohio State University and an undergraduate degree from Ain Shams University, Cairo.

(iii) is added as the last paragraphs of the PIMCO section in the “Specialist Manager Guide” on page 212 of the Prospectus:

Scott Mather is responsible for the day-to-day management of that portion of The Core Fixed Income Portfolio allocated to PIMCO’s Total Return Strategy. Mr. Mather is CIO U.S. Core Strategies and a managing director in the Newport Beach office. He is a member of the Investment Committee and a generalist portfolio manager. Mr. Mather also oversees ESG portfolio integration in the U.S. Previously he was head of global portfolio management. Before that, he led portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, Mr. Mather co-headed PIMCO’s mortgage- and asset-backed securities team. Prior to joining PIMCO in 1998, he was a fixed income trader specializing in mortgage-backed securities at Goldman Sachs in New York. He has 25 years of investment experience and holds a master’s degree in engineering, as well as undergraduate degrees, from the University of Pennsylvania.

Sonali Pier is primarily responsible for the day-to-day management of that portion of The Fixed Income Opportunity Portfolio allocated to PIMCO’s Diversified Income Strategy. Ms. Pier is an executive vice president and portfolio manager in the Newport Beach office, focusing on high yield and multi-sector credit opportunities. She is a member of the Diversified Income, High Yield and Crossover teams, and she has served as a rotating member on the firm’s Investment Committee and Americas Portfolio Committee. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has 17 years of investment experience and holds an undergraduate degree in economics from Princeton University.

Mark Kiesel is primarily responsible for the day-to-day management of that portion of the U.S. Corporate Fixed Income Securities Portfolio allocated to PIMCO’s Credit

Opportunities Strategy. Mr. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research and PIMCO’s actively managed equity business. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in both 2010 and 2017. He has written extensively on the topic of global credit markets, founded the firm’s Global Credit Perspectives publication and regularly appears in the financial media. He joined PIMCO in 1996 and previously served as PIMCO’s global head of investment grade corporate bonds and as a senior credit analyst. He has 27 years of investment experience and holds an MBA from the University of Chicago’s Graduate School of Business. He received his undergraduate degree from the University of Michigan.

Daniel Hyman is primarily responsible for the day-to-day management of that portion of the U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to PIMCO’s Mortgage Opportunities Strategy. Mr. Hyman is a managing director and head of the agency mortgage portfolio management team in the Newport Beach office. He is the lead portfolio manager on PIMCO’s Ginnie Mae and Mortgage Opportunities Strategies. Mr. Hyman and team have been recognized by Lipper for their long-term performance on both of these flagship mortgage strategies. Prior to joining PIMCO in 2008, Mr. Hyman was a vice president at Credit Suisse, where he traded agency pass-throughs. He has 18 years of investment experience and holds an undergraduate degree from Lehigh University.

6. With respect to The Fixed Income Opportunity Portfolio, the following is added as a new section entitled the “Sound Point Capital Management LP (“Sound Point”)” section of the “Specialist Manager Guide” on page 216 of the Prospectus:

Sound Point Capital Management LP (“Sound Point”) serves as Specialist Manager for The Fixed Income Opportunity Portfolio. Sound Point is headquartered at 375 Park Avenue, New York, NY 10152. Sound Point was established in 2008 and is a registered investment adviser. Sound Point had, as of May 31, 2020, approximately $19.8 billion in assets under management, of which approximately $697.5 million represented assets of mutual funds.

For its services with respect to the portion of The Fixed Income Opportunity Portfolio allocated to Sound Point from time to time, Sound Point receives a fee calculated at an annual rate of 2.00%. During the fiscal year ended June 30, 2020, Sound Point was not allocated assets of The Fixed Income Opportunity Portfolio,

Stephen Ketchum and Giac Picco are primarily responsible for the day-to-day management of the portion of the assets of the Portfolio allocated to Sound Point. Mr. Ketchum is the Founder, Managing Partner and Chief Investment Officer of Sound Point Capital Management, LP, overseeing the firm’s investments across all fund offerings. In addition, Mr. Ketchum is the lead Portfolio Manager for the Sound Point Credit Opportunities Fund and Sound Point CLO Fund, as well as a number of other accounts. Mr. Ketchum chairs the Management Committee and sits on most committees at the firm. A veteran with over 29 years’ experience in the credit markets, Mr. Ketchum founded Sound Point in 2008. Previously, he was Global Head of Media & Telecom

Investment and Corporate Banking for Banc of America Securities (“BofA”), where he was a member of the Global Investment Banking Leadership Team. As Global Head of Media & Telecom Banking, Mr. Ketchum was responsible, together with a risk partner, for a multi-billion dollar portfolio of bank and bridge loans. Prior to joining BofA, he was a Managing Director at UBS in the TMT Investment Banking Group. From 1990 to 2000, he was employed in the Investment Banking Department of Donaldson, Lufkin & Jenrette, most recently as a Managing Director. Mr. Ketchum is on the Board of Trustees of the East Side House Settlement, the New York Police & Fire Widows’ & Children’s Benefit Fund and the Museum of the City of New York. Mr. Ketchum earned a B.A. from New England College, magna cum laude, and an M.B.A. from the Harvard Business School. Mr. Picco joined Sound Point in 2014 and is currently Head of Capital Solutions and Alternative Lending and a Portfolio Manager for the Strategic Capital Strategy on the Opportunistic Credit platform. Additionally, Mr. Picco serves on the firm’s Strategic Capital Fund Investment Committee, Strategic Capital Fund Valuation Committee and Risk Committee. In his role, he focuses on sourcing and structuring specialty lending solutions to companies in need of liquidity or requiring complex financing structures. Prior to joining Sound Point, Mr. Picco was a Partner at KS Management Corp, an event-driven hedge fund. Prior to becoming a Partner, Mr. Picco served as Co-Head of Research. Prior to KS, Mr. Picco was an Associate at The Carlyle Group, where he worked on leveraged buyout transactions. Prior to Carlyle, he worked at Lazard Freres as a banker in their mergers and acquisitions group. Mr. Picco serves on the Board of Directors of OmniMax Holdings, Inc. He was also appointed to be non-executive independent Chairman of Seismic Library Enterprises, LLC, by Morgan Stanley. He has chaired and served on compensation, audit and governance committees for a variety of boards for both public and private companies. Mr. Picco serves as a regular guest lecturer specializing in structured lending at Columbia Business School. Mr. Picco earned a B.A. in History from Columbia University and an M.B.A. from Harvard Business School.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated August 7, 2020): In connection with a change of control in the parent company of Western Asset Management Company, LLC (“WAMCO”) whose Franklin Templeton transition closed on July 31, 2020, the following replaces the first paragraph of the Western Asset Management Company, LLC section of the “Specialist Manager Guide” on page 217of the Prospectus:

Western Asset Management Company, LLC (“Western Asset”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of June 30, 2020, Western Asset managed assets of $468 billion, of which approximately $213 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset operates as a group of coordinated sister companies located in various jurisdictions, and the Firm is headquartered in Pasadena, California. Each Western Asset entity ultimately is a wholly-owned subsidiary of Franklin Resources, Inc. [NYSE: BEN], a global investment management organization with subsidiaries operating as Franklin Templeton in over 165 countries. As of June 30, 2020, each Western Asset entity was ultimately a wholly-owned subsidiary of Legg Mason, Inc. (Legg Mason). In February 2020, Franklin Templeton and Legg Mason announced that they had entered into an agreement under which Franklin Templeton would acquire Legg Mason and its affiliates, including Western Asset. The transaction closed on July 31, 2020, and Western Asset continues to maintain its organizational autonomy and investment independence. For its services to The Fixed Income Opportunity Portfolio, Western Asset receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to Western Asset. During the fiscal year ended June 30, 2019, Western Asset received a fee of 0.75% of the average daily net assets of The Fixed Income Opportunity Portfolio.

The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio (the “Portfolios”) (From the Supplement dated August 3, 2020):

Effective August 3, 2020, Cadence Capital Management LLC (Cadence”), no longer serves as a Specialist Manager for the Portfolios. Accordingly, effective August 3 2020, the Prospectus is supplemented as shown below with references to Cadence deleted entirely.

1. The following replaces the “Investment Subadvisers” sections of the Prospectus:

Page 8-The Value Equity Portfolio:

Investment Subadvisers

Echo Street Capital Management LLC (“Echo Street”), Frontier Capital Management Company, LLC (“Frontier”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 15-The Growth Equity Portfolio:

Investment Subadvisers

Echo Street Capital Management LLC (“Echo Street”), Jennison Associates LLC (“Jennison”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 23-The Institutional U.S. Equity Portfolio:

Investment Subadvisers

Echo Street Capital Management LLC (“Echo Street”), Frontier Capital Management Company, LLC (“Frontier”), Jennison Associates LLC (“Jennison”), Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Page 31-The Small Capitalization – Mid Capitalization Equity Portfolio:

Investment Subadvisers

Frontier Capital Management Company, LLC (“Frontier”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 39- The Commodity Returns Strategy Portfolio:

Investment Subadvisers

Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”), Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Page 76- The Emerging Markets Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”), RBC Global Asset Management (UK) Limited (“RBC GAM”) and XY Investments (HK) Ltd (“XY Investments”) are the Specialist Managers for the Portfolio.

2. The “Cadence” section is each deleted in its entirety under the “Portfolio Managers” sections on pages 8, 15, 23, 31, 39 and 76 of the Prospectus.

3. The reference to “Cadence” in the first paragraph under “Specialist Managers” and the “Cadence Investment Selection Process” section is each deleted in its entirety under “More Information About Fund Investments and Risks”: “The Value Equity Portfolio; Specialist Managers” on page 136, “The Growth Equity Portfolio; Specialist Managers” on page 139, “The Institutional U.S. Equity Portfolio; Specialist Managers” on pages 141-142, “The Small Capitalization – Mid Capitalization Equity Portfolio; Specialist Managers” on pages 145-146, “The Commodity Returns Strategy Portfolio; Specialist Managers” on page 148, and “The Emerging Markets Portfolio; Specialist Managers” on page 159.

4. References to Cadence under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” with respect to each Portfolio on pages 186 and 187 are each deleted in its entirety

5. The “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 202 is deleted in its entirety.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated August 3, 2020): The prospectus is supplemented to reflect the deletion of disclosures for a portfolio manager (Ian Justice) to the portfolio manager team for Western Asset Management Company, LLC (“Western Asset”) with respect to the Portfolio as shown below.

1. The disclosure with respect to Western Asset under the heading “Portfolio Managers” for the Portfolio (p. 91) is hereby deleted and replaced with the following:

Western Asset:    S. Kenneth Leech and Harris Trifon have co-managed the portion of the Portfolio allocated to Western Asset since July, 2014 and Greg E. Handler has co-managed the portion of the Portfolio allocated to Western Asset since January, 2019.

2. The following replaces the second paragraph (p. 217) in the Western Asset section under the “Specialist Manager Guide”:

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Greg E. Handler and Harris A. Trifon. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009. Mr. Greg E. Handler has been a Portfolio Manager/Research Analyst for Western Asset since 2002.

The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”) (From the Supplement dated August 3, 2020): The prospectus is supplemented to reflect the deletion of disclosure for a portfolio manager (Tom Lee) to the Targeted Strategy portfolio manager team for Parametric Portfolio Associates LLC (“Parametric”) with respect to the Portfolios as shown below.

1. The disclosure with respect to Parametric (Targeted Strategy) under the heading “Portfolio Managers” for the The Value Equity Portfolio (page 8), The Growth Equity Portfolio (page 15), The Institutional U.S. Equity Portfolio (page 23), The Small Capitalization – Mid Capitalization Equity Portfolio (page 31), The International Equity Portfolio (page 62), The Institutional International Equity Portfolio (page 69), The Emerging Markets Portfolio (page 76) and The Fixed Income Opportunity Portfolio (page 91) is hereby deleted and replaced with the following:

Parametric (Targeted Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

2. The following replaces the last paragraph on page 214 in the Parametric section under the “Specialist Manager Guide”:

Mr. Justin Henne, Mr. Clint Talmo and Mr. Jason Nelson, are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Targeted Strategy. As Managing Director – Investment Strategy, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo, CFA, Director – Investment Strategy, is responsible for designing, trading, and managing customized overlay portfolios utilizing a wide spectrum of asset classes across global markets. Prior to joining Parametric in 2014, Mr. Talmo was a Partner at Aerwulf Asset Management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of

Minnesota. Mr. Nelson, CFA, Portfolio Manager is responsible for designing, trading, and managing overlay portfolios with an emphasis on ETFs and OTC instruments. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management and Bell State Bank & Trust from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated July 7, 2020): In connection with the change in the name of the Portfolio to “The Corporate Opportunities Portfolio” effective August 17, 2020, as described in the Prospectus supplement dated June 16, 2020, the following shows the current Portfolio’s investment strategy and, effective August 17, 2020, the revised investment strategy:

1.	The “Principal Investment Strategies” section included in the Prospectus dated November 1, 2019 as amended to reflect certain options strategies changes on March 14, 2020 is as follows:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Effective August 17, 2020, the “Principal Investment Strategies” section of The Corporate Opportunities Portfolio will be as follows:

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2.	The first four paragraphs in “The Fixed Income Opportunity Portfolio” section under “More Information About Fund Investments and Risks” as shown beginning on page 162 of the Prospectus is as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Effective August 17, 2020, the foregoing paragraphs in “The Corporate Opportunities Portfolio” section will be as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The International Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board approved, on behalf of the Portfolios, amendments to the Portfolio Management Agreements between the Trust and Mellon Investments Corporation (“Mellon”) with respect to each Portfolio’s Developed Strategy, that reflected a revised fee structure in accordance with two sub-strategies being managed by Mellon: the index sub-strategy (the “Developed Index Strategy”) and the factor sub-strategy (the “Developed Factor Strategy”). Accordingly, effective June 16, 2020, the Prospectus is supplemented to reflect that the Developed Strategy is divided into, and renamed as, the Developed Index Strategy and the Developed Factor Strategy as follows:

1. The following replaces the disclosure with respect to Mellon under the heading “Portfolio Managers” for each of The International Equity Portfolio (p.62) and The Institutional International Equity Portfolio (p.69):

Mellon (“Emerging Markets Strategy”):    Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon’s Emerging Markets Strategy since August, 2013.

Mellon (“Developed Factor Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Factor Strategy since June, 2020.

Mellon ( “Developed Index Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Index Strategy since June, 2020.

2. The following replaces the third full paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 209:

Effective June 16, 2020, for its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Mellon receives a fee from each Portfolio with respect to Mellon’s Emerging Markets Strategy, Developed Index Strategy and Developed Factor Strategy, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it. For assets allocated to an Emerging Markets Strategy (the “EM Account”), so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies. For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%. For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%. The term “Combined Assets” means the sum of: (a) the net assets of The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and the Emerging Markets Portfolio of the Trust (collectively the “Trust Portfolios”) managed by the Mellon; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios. During the fiscal year ended June 30, 2019, Mellon was not allocated any assets of The International Equity Portfolio and The Institutional International Equity Portfolio.

3. The following replaces the fifth paragraph on page 210 under the “Mellon Investments Corporation (“Mellon”)” section in the “Specialist Manager Guide”:

Karen Wong, CFA, is a Managing Director and Head of Index Portfolio Management at Mellon. She has an M.B.A. and a B.S. from San Francisco State University. Ms. Wong has 21 years of investment experience and joined Mellon Capital (now Mellon) in 2000. Ms. Wong is the head of index portfolio management, responsible for overseeing all equity and fixed income indexing and beta strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the index portfolio management process. Prior to joining Mellon she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, MSCI Index Client Advisory Panel, and FTSE Russell Policy Advisory Board. She is a member of Mellon’s ESG Council and is also a member of the Board of Directors for xBK LLC, an affiliated company.

The Institutional U.S. Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): The Prospectus disclosure is revised and restated to reflect the addition of Karen Wong with respect to Mellon’s Factor Strategy to the Mellon portfolio management team as shown under the “Portfolio Managers” “Mellon Factor Strategy” on page 23:

Mellon (“Factor Strategy”):    Peter Goslin, CFA and Karen Wong have co-managed the portion of the Portfolio allocated to Mellon’s Factor Strategy since January, 2018.

The Institutional U.S. Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): In connection with the foregoing Mellon portfolio management team changes for the Portfolios, the following replaces the fourth full paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 210:

The Portfolio Manager for the Value Equity Portfolio (the Index Strategy), Growth Equity Portfolio (the Index Strategy), Institutional U.S. Equity Portfolio (the Factor Strategy and the Index Strategy), Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy), International Equity Portfolio (the Developed Index Strategy and Developed Factor Strategy) and Institutional International Equity Portfolio (the Developed Index Strategy and Developed Factor Strategy) is Karen Wong. The Portfolio Managers for the ESG Growth and Catholic SRI Growth Portfolios are Karen Wong and Peter Goslin. The Portfolio Manager for the Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Institutional U.S. Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy) and Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) is Peter Goslin. The Portfolio Managers for The International Equity Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to Mellon, are Karen Wong and Peter Goslin. The Portfolio Managers for The Commodity Returns Strategy Portfolio are Karen Wong, Peter Goslin, Adam Logan and Chris Yao. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved new Portfolio Management Agreements (the “Proposed Agreements”) engaging Pacific Investment Management Company LLC (“PIMCO”) as an additional Specialist Manager for each Portfolio and recommended approval of the Proposed Agreements by shareholders of the respective Portfolios. A meeting of the shareholders of each Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the respective Proposed Agreements.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging Sound Point Capital Management as an additional Specialist Manager for the Portfolio and recommended approval of the Proposed Agreement by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the Proposed Agreement.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): On June 16, 2020, the Trust’s Board of Trustees, on behalf of the Portfolio, approved: (i) a renewal of the Portfolio Management Agreement for the Portfolio with Western Asset Management Company, LLC (formerly known as Western Asset Management Company, “WAMCO”) effective July 28, 2020; and (ii) a new Portfolio Management Agreement for the Portfolio with WAMCO to take effect upon the occurrence of the anticipated change in control of WAMCO’s parent company later in 2020. No changes in WAMCO’s investment management team are expected as a result of the change of control of WAMCO’s parent company.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio’s name to “The Corporate Opportunities Portfolio”, effective August 17, 2020, and (ii) approved changes to the Portfolio’s principal strategies such that, effective August 17, 2020, the Portfolio will no longer have a policy to invest at least 80% of its net assets in fixed income securities or at least 50% of its total assets in high yield securities/ “junk bonds”.

The International Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): Effective June 16 2020, Artisan Partners Limited Partnership (“Artisan”) no longer serves as a Specialist Manager for the Portfolios pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated June 16, 2020. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Artisan deleted entirely. In addition, with respect to The Institutional International Equity Portfolio, each of Cadence Capital Management LLC (Cadence”), Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”) no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated June 16, 2020. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Cadence, Causeway and Lazard with respect to The Institutional International Equity Portfolio deleted entirely:

1. The following replaces the “Investment Subadvisers” section of the Prospectus:

Page 62-The International Equity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 69-The Institutional International Equity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

2. The “Artisan” section is deleted in its entirety under the “Portfolio Managers” section on page 62 and the Artisan, Cadence, Causeway and Lazard sections is each deleted in its entirety under the “Portfolio Managers” section on page 69 of the Prospectus.

3. The “Artisan Investment Selection Process” section is deleted in its entirety under “More Information About Fund Investments and Risks” “The International Equity Portfolio; Specialist Managers” on page 154 and each of the “Artisan Investment Selection Process”, “Cadence Investment Selection Process”, “Causeway Investment Selection Process” and “Lazard Investment Selection Process” sections is deleted in its entirety under “More Information About Fund Investments and Risks” “The Institutional International Equity Portfolio; Specialist Managers” on pages 156-158. Additionally, reference to Artisan in the first paragraph under “The International Equity Portfolio; Specialist Managers” on page 154 and Artisan, Cadence, Causeway and Lazard in the first paragraph under “The Institutional International Equity Portfolio; Specialist Managers” on page 156 is each deleted in its entirety.

4. References to Artisan under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” with respect to each Portfolio on page 186 and Cadence, Causeway and Lazard with respect to The Institutional International Equity Portfolio are each deleted in its entirety.

5. Each of the “Artisan Partners Limited Partnership”, “Causeway Capital Management LLC” and “Lazard Asset Management LLC”sections is each deleted in its entirety under “Specialist Manager Guide” on pages 201, 203 and 208, respectively.

6. The first paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 202 is revised as follows:

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio. Cadence is a wholly owned subsidiary of Pacific Global Asset Management and is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2019, Cadence had approximately $2.8 billion in assets under management.

7. The second full paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 203 is deleted in its entirety.

The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): Effective June 16, 2020, Parametric Portfolio Associates LLC (“Parametric”) no longer serves as a Specialist Manager for the Portfolios with respect to Parametric’s Defensive Equity Strategy. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Parametric’s Defensive Equity Strategy deleted entirely.

1. The “Parametric (Defensive Equity Strategy)” section is each deleted in its entirety under the “Portfolio Managers” sections on pages 8, 15 and 23 of the Prospectus.

2. The paragraph regarding Parametric’s Defensive Equity Strategy in the “Parametric Investment Selection Process” section is each deleted in its entirety under “More Information About Fund Investments and Risks” “The Value Equity Portfolio; Specialist Managers” on page 137, “The Growth Equity Portfolio; Specialist Managers” on page 140 and “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 143. Additionally, reference to Parametric’s Defensive Equity Strategy in the first paragraph under “The Value Equity Portfolio; Specialist Managers” on page 137, “The Growth Equity Portfolio; Specialist Managers” on page 140 and “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 143 is each deleted in its entirety.

3. Reference to Parametric’s Defensive Equity Strategy under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” on page 186 is each deleted in its entirety.

4. The second full paragraph regarding the Defensive Equity Strategy in the “Parametric Portfolio Associates LLC” section is deleted in its entirety under “Specialist Manager Guide” on page 213.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2019 As supplemented May 1, 2020

HC Capital Trust

The date of this Supplement is September 15, 2020

The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolios”): On September 15, 2020, the Trust’s Board of Trustees, on behalf of the Portfolios, approved a new Portfolio Management Agreement for each Portfolio with Agincourt Capital Management, LLC (“Agincourt”) to take effect upon the occurrence of the anticipated change in control of Agincourt later in 2020. No changes in Agincourt’s investment management team are expected as a result of the change of control of Agincourt.

The Corporate Opportunities Portfolio (the “Portfolio”) (From the Supplement dated September 4, 2020): Effective September 4, 2020, Sound Point Capital Management LP (“Sound Point”) no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated September 4, 2020. Accordingly, effective September 4, 2020, all references to Sound Point are deleted entirely in supplements dated June 16, 2020 and August 7, 2020.

The Corporate Opportunities Portfolio (formerly, The Fixed Income Opportunity Portfolio) (the “Portfolio”) (From the Supplement dated August 17, 2020): Effective August 17, 2020, all references to The Fixed Income Opportunity Portfolio in the Prospectus are revised and restated as The Corporate Opportunities Portfolio.

The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolios”) (From the Supplement dated August 7), 2020): On August 7, 2020, Portfolio Management Agreements between the Trust, on behalf of each of the Portfolios, and Pacific Investment Management Company LLC (“PIMCO”) engaging PIMCO as a new specialist Manager of each respective Portfolio was approved by the shareholders of each respective Portfolio. In addition, on August 7, 2020, a Portfolio Management Agreement between the Trust, on behalf of The Fixed Income Opportunity Portfolio, and Sound Point Capital Management LP (“Sound Point”) was approved by the shareholders of that Portfolio. Accordingly, effective August 7, 2020, the Prospectus is supplemented as follows:

1. The following replaces the “Investment Subadvisers” sections of the Prospectus:

Page 41-The Institutional International Equity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Pacific Investment Management Company LLC (“PIMCO”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 55-The Core Fixed Income Portfolio:

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”). Mellon Investments Corporation (“Mellon”) and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Page 63-The Fixed Income Opportunity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Investments Corporation (“Mellon”), Pacific Investment Management Company LLC (“PIMCO”), Parametric Portfolio Associates LLC (“Parametric”), Sound Point Capital Management, LP (“Sound Point”) and Western Asset Management Company, LLC

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(“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Page 82-The U.S. Corporate Fixed Income Securities Portfolio:

Investment Subadvisers

Agincourt Capital Management LLC (“Agincourt”). Mellon Investments Corporation (“Mellon”) and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Page 89-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

Investment Subadvisers

Mellon Investments Corporation (“Mellon”) and Pacific Investment Management Company LLC (“PIMCO”) is the Specialist Manager for the Portfolio.

2. The following is added under the heading “Portfolio Managers” for the Portfolios:

Page 41-The Institutional International Equity Portfolio:

PIMCO: Mohsen Fahmi has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Page 55-The Core Fixed Income Portfolio:

PIMCO: Scott Mather has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Page 63-The Fixed Income Opportunity Portfolio:

PIMCO: Sonali Pier has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Sound Point: Stephen Ketchum and Giac Picco have co-managed the portion of the Portfolio allocated to Sound Point since August 2020.

Page 82-The U.S. Corporate Fixed Income Securities Portfolio:

PIMCO: Mark Kiesel has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

Page 89-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

PIMCO: Daniel Hyman has managed the portion of the Portfolio allocated to PIMCO since August, 2020.

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3. The following replaces the first paragraph in the subsection “Specialist Managers” under the section under “More Information About Fund Investments and Risks” with respect to the Portfolios:

Page 101-The Institutional International Equity Portfolio:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CLIM, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon is currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 107-The Core Fixed Income Portfolio:

Specialist Managers. Agincourt. Mellon and PIMCO currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 108-The Fixed Income Opportunity Portfolio:

Specialist Managers. CLIM, Fort Washington, Mellon, Parametric. PIMCO, Sound Point and Western Asset currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 112-The U.S. Corporate Fixed Income Securities Portfolio:

Specialist Managers. Agincourt. Mellon and PIMCO currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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Page 113-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

Specialist Managers. Mellon and PIMCO currently provide portfolio management services to this Portfolio. The investment selection process for the Specialist Managers is described below; further information about the Specialist Managers, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following information regarding the Investment Selection Process is added to the “Specialist Managers” section under “More Information About Fund Investments and Risks” with respect to the Portfolios:

Page 104-The Institutional International Equity Portfolio:

The PIMCO Investment Selection Process:

PIMCO combines a non-leveraged position in equity-linked instruments with a bond alpha strategy that is designed to be uncorrelated to the equity markets. The strategy employs futures and/or total return swaps to obtain exposure to the MSCI EAFE Index, and invests the remaining cash in an actively managed absolute return style fixed income portfolio with the goal of outperforming the money market interest rate cost typically associated with equity index futures and swap ownership. Since the strategy only requires sufficient liquidity to meet a worst case margin outflow caused by a stock market decline, a portion of the fixed income portfolio can be invested in higher yielding securities. In addition, PIMCO generally looks to take advantage of the typical upward slope of the yield curve by normally maintaining a portfolio duration between a minimum of negative three years and a maximum of positive eight years. PIMCO also feels that it is appropriate, in most market environments, to capture both the credit yield premium provided by holding a portion of the fixed income portfolio in corporate securities and the volatility yield premium provided by holding high quality mortgage securities.

Page 108-The Core Fixed Income Portfolio:

The PIMCO Investment Selection Process:

PIMCO’s investment philosophy revolves around the principle of diversification. PIMCO believes that no single risk should dominate returns. By diversifying strategies, or relying on multiple sources of value, the firm believes it will be able to generate a solid track record with a high degree of consistency. The strategy seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. To help achieve this objective PIMCO seeks to add value through the use of “top-down” strategies such as its exposure to interest rates, or duration, changing volatility, yield

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curve positioning and sector rotation. The firm also employs “bottom-up” strategies involving analysis and selection of specific securities. By combining perspectives from both the portfolio level and the security level, PIMCO seeks to consistently add value over time while incurring acceptable levels of portfolio risk.

Page 110-The Fixed Income Opportunity Portfolio:

The PIMCO Management Investment Selection Process:

PIMCO’s multi-sector credit investment process combines PIMCO’s proprietary top-down allocation process with a bottom-up approach to security selection. In constructing and managing portfolios, the firm’s multi-sector credit team leverages a global team of portfolio managers and research analysts for idea generation. Within this top-down macroeconomic framework, the multi-sector credit portfolio management team determines the appropriate asset allocation across a broad range of global credit sectors and other fixed income sectors. The team then works closely with sector specialists, including Investment Grade Credit, Emerging Markets, High Yield and Securitized Credit portfolio managers, across the firm’s global offices to determine the best way to gain exposure to specific sectors. This phase of the investment process serves as the nexus between the strategy’s top-down asset allocation process and the bottom-up, fundamental credit analysis through which individual securities are selected. In addition to sourcing ideas directly from sector specialists covering various credit sectors, the multi-sector credit team also works closely with individual credit analysts to identify what the firm finds are the most attractive individual credits. Communication between portfolio managers and credit analysts helps ensure that portfolios are regularly monitored from the perspective of credit fundamentals and trading market reality.

The Sound Point Investment Selection Process:

Sound Point’s opportunistic credit business encompasses two strategies: (i) directly originated transactions, which fall within its strategic capital fund strategies, and (ii) investments made in the primary and secondary market in broadly syndicated credit, which fall within its credit opportunities fund and distressed loan fund strategies. The Portfolio will take advantage of Sound Point’s expertise across both strategies. Within its strategic capital business, Sound Point selects investments among directly originated debt or hybrid financings to stressed, distressed and middle-market borrowers predominantly in North America based on various factors: (i) screening investments by loan-to-value (LTV), asset quality and industry, cash flow, size, discount rate and exit/refinancing options and (ii) structures for downside protection and incentives for early paydown. The firm’s selling strategy would include, but not be limited to, the

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adequacy of liquidity premium as well as opportunity for reinvesting in the marketplace. Within its broadly syndicated business, Sound Point capitalizes on mispriced investment opportunities in corporate credit, specifically focused on relative value, event driven, and stressed and distressed credit. Sound Point’s approach is fundamental and research intensive. Sound Point invests throughout the capital structure (including secured bank debt, corporate bonds, equity and equity linked securities) and across a broad spectrum of companies and industries.

Page 113-The U.S. Corporate Fixed Income Securities Portfolio:

The PIMCO Investment Selection Process:

PIMCO uses a global approach to credit selection with a focus on generating attractive returns without the constraint of a benchmark. PIMCO’s credit style uses a combination of top-down and bottom-up processes. The firm’s investment philosophy embodies three key principles: (1) major shifts in portfolio strategy are driven by longer-term or secular trends as opposed to short-term aberrations in market conditions, (2) combining bottom-up fundamental credit research with top-down macroeconomic analyses, and (3) emphasizing independent research and prudent diversification across industries and issuers. The strategy is managed in the context of PIMCO’s outlook for the global economy and markets, but investment decisions are driven by rigorous credit analysis and bottom-up corporate credit ideas across investment grade, high yield, bank loans and other corporate securities.

Page 113-The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

The PIMCO Investment Selection Process:

PIMCO’s mortgage process is one that takes moderate and diversified risks, so that no single investment decision can cause significant underperformance relative to the benchmark. The firm believes that within the mortgage market, consistent outperformance is obtained through a quantitative approach to security valuation and portfolio positioning rather than by attempting to add value primarily through duration positioning. While the firm occasionally employs active “top-down” strategies, such as duration and yield curve stances, the majority of PIMCO’s MBS alpha comes from “bottom-up” security selection and relative value opportunities..

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5. With respect to each Portfolio, the following:

(i) replaces the first three paragraphs of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 149 of the Prospectus:

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Institutional U.S. Equity Portfolio. The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 650 Newport Center Drive, Newport Beach, CA 92660. As of June 30, 2020, PIMCO had total assets under management of approximately $1.922 trillion, of which approximately $499 billion represented assets of mutual funds.

For its services to The Institutional U.S. Equity Portfolio related to the enhanced index strategy, PIMCO receives an annual fee of 0.25% of that portion of the Portfolio’s assets allocated to PIMCO from time to time. For its services to The Institutional U.S. Equity Portfolio with respect to the RAFI US Multifactor Strategy, PIMCO receives an annual fee from the Portfolio, at the annual rate of 0.175% of the first $600 million of the Combined RAFI US Multifactor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI US Multifactor Strategy Assets; and 0.125% on Combined RAFI US Multifactor Strategy Assets over $1.3 billion. Should these aggregate assets not reach or fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve month period ending December 20, 2019, this fee for the minimum asset requirement is being voluntarily waived to 0.175% of the Portfolio’s average daily net assets of the account. The term “Combined RAFI US Multifactor Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to PIMCO’s RAFI US Multifactor Strategy from time-to-time. During the fiscal year ended June 30, 2020, PIMCO was not allocated assets to PIMCO’s enhanced index strategy of The Institutional U.S. Equity Portfolio. During the fiscal year ended June 30, 2020, PIMCO received fees of 0.175% during the period ended December 20, 2019, and 0.20% thereafter of the average daily net assets for the portion of The Institutional U.S. Equity Portfolio allocated to the RAFI US Multifactor Strategy. See the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” of the Prospectus for information regarding the portfolio manager assigned to the RAFI US Multifactor Strategy. For its services to The Commodity Returns Strategy Portfolio, PIMCO receives an annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. For its services to The Institutional International Equity Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $150 million of such assets and 0.40% for all assets allocated to it in excess of $150 million. For its services to The Core Fixed Income Securities Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.50% on the first $25 million of such assets, 0.375% on the next $25 million and 0.25% for all assets allocated to it in excess of $50 million. For its services to The Corporate Opportunities Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.50% on the first $100 million of such assets, 0.45% on the next $100 million and 0.40% for all assets allocated to it in excess of $200 million. For its services to each of The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.60%. During the fiscal year ended June 30, 2020, PIMCO was not allocated assets of The Commodity

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Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio.

Mohsen Fahmi is primarily responsible for the day-to-day management of that portion of The Institutional U.S. Equity Portfolio and The Institutional International Equity Portfolio allocated to PIMCO. Mr. Fahmi is a managing director in the Newport Beach office, a generalist portfolio manager focusing on global fixed income assets and a member of PIMCO’s Investment Committee. Prior to joining PIMCO in 2014, he was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. In London earlier in his career, he was co-head of bond and currency proprietary trading at Tokai Bank Europe, head of the leveraged investment group at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 35 years of investment experience and holds an MBA from Stanford University. He received a master’s degree in civil engineering from the Ohio State University and an undergraduate degree from Ain Shams University, Cairo.

(ii) is added as the last paragraphs of the PIMCO section in the “Specialist Manager Guide” on page 150 of the Prospectus:

Scott Mather is responsible for the day-to-day management of that portion of The Core Fixed Income Portfolio allocated to PIMCO’s Total Return Strategy. Mr. Mather is CIO U.S. Core Strategies and a managing director in the Newport Beach office. He is a member of the Investment Committee and a generalist portfolio manager. Mr. Mather also oversees ESG portfolio integration in the U.S. Previously he was head of global portfolio management. Before that, he led portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, Mr. Mather co-headed PIMCO’s mortgage- and asset-backed securities team. Prior to joining PIMCO in 1998, he was a fixed income trader specializing in mortgage-backed securities at Goldman Sachs in New York. He has 25 years of investment experience and holds a master’s degree in engineering, as well as undergraduate degrees, from the University of Pennsylvania.

Sonali Pier is primarily responsible for the day-to-day management of that portion of The Fixed Income Opportunity Portfolio allocated to PIMCO’s Diversified Income Strategy. Ms. Pier is an executive vice president and portfolio manager in the Newport Beach office, focusing on high yield and multi-sector credit opportunities. She is a member of the Diversified Income, High Yield and Crossover teams, and she has served as a rotating member on the firm’s Investment Committee and Americas Portfolio Committee. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has 17 years of investment experience and holds an undergraduate degree in economics from Princeton University.

Mark Kiesel is primarily responsible for the day-to-day management of that portion of the U.S. Corporate Fixed Income Securities Portfolio allocated to PIMCO’s Credit

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Opportunities Strategy. Mr. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research and PIMCO’s actively managed equity business. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in both 2010 and 2017. He has written extensively on the topic of global credit markets, founded the firm’s Global Credit Perspectives publication and regularly appears in the financial media. He joined PIMCO in 1996 and previously served as PIMCO’s global head of investment grade corporate bonds and as a senior credit analyst. He has 27 years of investment experience and holds an MBA from the University of Chicago’s Graduate School of Business. He received his undergraduate degree from the University of Michigan.

Daniel Hyman is primarily responsible for the day-to-day management of that portion of the U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to PIMCO’s Mortgage Opportunities Strategy. Mr. Hyman is a managing director and head of the agency mortgage portfolio management team in the Newport Beach office. He is the lead portfolio manager on PIMCO’s Ginnie Mae and Mortgage Opportunities Strategies. Mr. Hyman and team have been recognized by Lipper for their long-term performance on both of these flagship mortgage strategies. Prior to joining PIMCO in 2008, Mr. Hyman was a vice president at Credit Suisse, where he traded agency pass-throughs. He has 18 years of investment experience and holds an undergraduate degree from Lehigh University.

7. With respect to The Fixed Income Opportunity Portfolio, the following is added as a new section entitled the “Sound Point Capital Management LP (“Sound Point”)” section of the “Specialist Manager Guide” on page 153 of the Prospectus:

Sound Point Capital Management LP (“Sound Point”) serves as Specialist Manager for The Fixed Income Opportunity Portfolio. Sound Point is headquartered at 375 Park Avenue, New York, NY 10152. Sound Point was established in 2008 and is a registered investment adviser. Sound Point had, as of May 31, 2020, approximately $19.8 billion in assets under management, of which approximately $697.5 million represented assets of mutual funds.

For its services with respect to the portion of The Fixed Income Opportunity Portfolio allocated to Sound Point from time to time, Sound Point receives a fee calculated at an annual rate of 2.00%. During the fiscal year ended June 30, 2020, Sound Point was not allocated assets of The Fixed Income Opportunity Portfolio,

Stephen Ketchum and Giac Picco are primarily responsible for the day-to-day management of the portion of the assets of the Portfolio allocated to Sound Point. Mr. Ketchum is the Founder, Managing Partner and Chief Investment Officer of Sound Point Capital Management, LP, overseeing the firm’s investments across all fund offerings. In addition, Mr. Ketchum is the lead Portfolio Manager for the Sound Point Credit Opportunities Fund and Sound Point CLO Fund, as well as a number of other accounts. Mr. Ketchum chairs the Management Committee and sits on most committees at the firm. A veteran with over 29 years’ experience in the credit markets, Mr. Ketchum founded Sound Point in 2008. Previously, he was Global Head of Media & Telecom

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Investment and Corporate Banking for Banc of America Securities (“BofA”), where he was a member of the Global Investment Banking Leadership Team. As Global Head of Media & Telecom Banking, Mr. Ketchum was responsible, together with a risk partner, for a multi-billion dollar portfolio of bank and bridge loans. Prior to joining BofA, he was a Managing Director at UBS in the TMT Investment Banking Group. From 1990 to 2000, he was employed in the Investment Banking Department of Donaldson, Lufkin & Jenrette, most recently as a Managing Director. Mr. Ketchum is on the Board of Trustees of the East Side House Settlement, the New York Police & Fire Widows’ & Children’s Benefit Fund and the Museum of the City of New York. Mr. Ketchum earned a B.A. from New England College, magna cum laude, and an M.B.A. from the Harvard Business School. Mr. Picco joined Sound Point in 2014 and is currently Head of Capital Solutions and Alternative Lending and a Portfolio Manager for the Strategic Capital Strategy on the Opportunistic Credit platform. Additionally, Mr. Picco serves on the firm’s Strategic Capital Fund Investment Committee, Strategic Capital Fund Valuation Committee and Risk Committee. In his role, he focuses on sourcing and structuring specialty lending solutions to companies in need of liquidity or requiring complex financing structures. Prior to joining Sound Point, Mr. Picco was a Partner at KS Management Corp, an event-driven hedge fund. Prior to becoming a Partner, Mr. Picco served as Co-Head of Research. Prior to KS, Mr. Picco was an Associate at The Carlyle Group, where he worked on leveraged buyout transactions. Prior to Carlyle, he worked at Lazard Freres as a banker in their mergers and acquisitions group. Mr. Picco serves on the Board of Directors of OmniMax Holdings, Inc. He was also appointed to be non-executive independent Chairman of Seismic Library Enterprises, LLC, by Morgan Stanley. He has chaired and served on compensation, audit and governance committees for a variety of boards for both public and private companies. Mr. Picco serves as a regular guest lecturer specializing in structured lending at Columbia Business School. Mr. Picco earned a B.A. in History from Columbia University and an M.B.A. from Harvard Business School.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated August 7, 2020): In connection with a change of control in the parent company of Western Asset Management Company, LLC (“WAMCO”) whose Franklin Templeton transition closed on July 31, 2020, the following replaces the first paragraph of the Western Asset Management Company, LLC section of the “Specialist Manager Guide” on page 154of the Prospectus:

Western Asset Management Company, LLC (“Western Asset”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of June 30, 2020, Western Asset managed assets of $468 billion, of which approximately $213 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset operates as a group of coordinated sister companies located in various jurisdictions, and the Firm is headquartered in Pasadena, California. Each Western Asset entity ultimately is a wholly-owned subsidiary of Franklin Resources, Inc. [NYSE: BEN], a global investment management organization with subsidiaries operating as Franklin Templeton in over 165 countries. As of June 30, 2020, each Western Asset entity was ultimately a wholly-owned subsidiary of Legg Mason, Inc. (Legg Mason). In February 2020, Franklin Templeton and Legg Mason announced that they had entered into an agreement under which Franklin Templeton would acquire Legg Mason and its affiliates, including Western Asset. The transaction closed on July 31, 2020, and Western Asset continues to maintain its organizational autonomy and investment independence. For its services to The Fixed Income Opportunity Portfolio, Western Asset receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to Western Asset. During the fiscal year ended June 30, 2019, Western Asset received a fee of 0.75% of the average daily net assets of The Fixed Income Opportunity Portfolio.

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The Institutional U.S. Equity Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio (the “Portfolios”) (From the Supplement dated August 3, 2020):

Effective August 3, 2020, Cadence Capital Management LLC (Cadence”), no longer serves as a Specialist Manager for the Portfolios. Accordingly, effective August 3 2020, the Prospectus is supplemented as shown below with references to Cadence deleted entirely.

1. The following replaces the “Investment Subadvisers” sections of the Prospectus:

Page 9-The Institutional U.S. Equity Portfolio:

Investment Subadvisers

Echo Street Capital Management LLC (“Echo Street”), Frontier Capital Management Company, LLC (“Frontier”), Jennison Associates LLC (“Jennison”), Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Page 18- The Commodity Returns Strategy Portfolio:

Investment Subadvisers

Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”), Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Page 48- The Emerging Markets Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”), RBC Global Asset Management (UK) Limited (“RBC GAM”) and XY Investments (HK) Ltd (“XY Investments”) are the Specialist Managers for the Portfolio.

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2. The “Cadence” section is each deleted in its entirety under the “Portfolio Managers” sections on pages 9, 18 and 48 of the Prospectus.

3. The reference to “Cadence” in the first paragraph under “Specialist Managers” and the “Cadence Investment Selection Process” section is each deleted in its entirety under “More Information About Fund Investments and Risks”: “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 91, “The Commodity Returns Strategy Portfolio; Specialist Managers” on pages 95-96, and “The Emerging Markets Portfolio; Specialist Managers” on page 105.

4. References to Cadence under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” with respect to each Portfolio on page 128 are each deleted in its entirety

5. The “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 141 is deleted in its entirety.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated August 3, 2020): The prospectus is supplemented to reflect the deletion of disclosures for a portfolio manager (Ian Justice) to the portfolio manager team for Western Asset Management Company, LLC (“Western Asset”) with respect to the Portfolio as shown below.

1. The disclosure with respect to Western Asset under the heading “Portfolio Managers” for the Portfolio (p. 91) is hereby deleted and replaced with the following:

Western Asset:    S. Kenneth Leech and Harris Trifon have co-managed the portion of the Portfolio allocated to Western Asset since July, 2014 and Greg E. Handler has co-managed the portion of the Portfolio allocated to Western Asset since January, 2019.

2. The following replaces the second paragraph (p. 217) in the Western Asset section under the “Specialist Manager Guide”:

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Greg E. Handler and Harris A. Trifon. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009. Mr. Greg E. Handler has been a Portfolio Manager/Research Analyst for Western Asset since 2002.

The Institutional U.S. Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”) (From the Supplement dated August 3, 2020): The prospectus is supplemented to reflect the deletion of disclosure for a portfolio manager (Tom Lee) to the Targeted Strategy portfolio manager team for Parametric Portfolio Associates LLC (“Parametric”) with respect to the Portfolios as shown below.

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1. The disclosure with respect to Parametric (Targeted Strategy) under the heading “Portfolio Managers” for The Institutional U.S. Equity Portfolio (page 9), The Institutional International Equity Portfolio (page 41), The Emerging Markets Portfolio (page 48) and The Fixed Income Opportunity Portfolio (page 63) is hereby deleted and replaced with the following:

Parametric (Targeted Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

2. The following replaces the first full paragraph on page 152 in the Parametric section under the “Specialist Manager Guide”:

Mr. Justin Henne, Mr. Clint Talmo and Mr. Jason Nelson, are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Targeted Strategy. As Managing Director – Investment Strategy, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo, CFA, Director – Investment Strategy, is responsible for designing, trading, and managing customized overlay portfolios utilizing a wide spectrum of asset classes across global markets. Prior to joining Parametric in 2014, Mr. Talmo was a Partner at Aerwulf Asset Management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson, CFA, Portfolio Manager is responsible for designing, trading, and managing overlay portfolios with an emphasis on ETFs and OTC instruments. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management and Bell State Bank & Trust from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota.

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The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement dated July 7, 2020): In connection with the change in the name of the Portfolio to “The Corporate Opportunities Portfolio” effective August 17, 2020, as described in the Prospectus supplement dated June 16, 2020, the following shows the current Portfolio’s investment strategy and, effective August 17, 2020, the revised investment strategy:

1.	The “Principal Investment Strategies” section included in the Prospectus dated November 1, 2019 as amended to reflect certain options strategies changes on March 14, 2020 is as follows:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

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Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Effective August 17, 2020, the “Principal Investment Strategies” section of The Corporate Opportunities Portfolio will be as follows:

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, publicly traded equities, stock index

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futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2.	The first four paragraphs in “The Fixed Income Opportunity Portfolio” section under “More Information About Fund Investments and Risks” as shown on page 108 of the Prospectus is as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable

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Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

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The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Effective August 17, 2020, the foregoing paragraphs in “The Corporate Opportunities Portfolio” section will be as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was

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between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

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The Institutional International Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board approved, on behalf of the Portfolio, an amendment to the Portfolio Management Agreement between the Trust and Mellon Investments Corporation (“Mellon”) with respect to the Portfolio’s Developed Strategy, that reflected a revised fee structure in accordance with two sub-strategies being managed by Mellon: the index sub-strategy (the “Developed Index Strategy”) and the factor sub-strategy (the “Developed Factor Strategy”). Accordingly, effective June 16, 2020, the Prospectus is supplemented to reflect that the Developed Strategy is divided into, and renamed as, the Developed Index Strategy and the Developed Factor Strategy as follows:

1. The following replaces the disclosure with respect to Mellon under the heading “Portfolio Managers” on page 41:

Mellon (“Emerging Markets Strategy”):    Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon’s Emerging Markets Strategy since August, 2013.

Mellon (“Developed Factor Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Factor Strategy since June, 2020.

Mellon ( “Developed Index Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Index Strategy since June, 2020.

2. The following replaces the third full paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 147:

Effective June 16, 2020, for its services to The Institutional International Equity Portfolio, Mellon receives a fee from the Portfolio with respect to Mellon’s Emerging Markets Strategy, Developed Index Strategy and Developed Factor Strategy, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it. For assets allocated to an Emerging Markets Strategy (the “EM Account”), so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies. For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion

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or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%. For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%. The term “Combined Assets” means the sum of: (a) the net assets of The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and the Emerging Markets Portfolio of the Trust (collectively the “Trust Portfolios”) managed by the Mellon; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios. During the fiscal year ended June 30, 2019, Mellon was not allocated any assets of The Institutional International Equity Portfolio.

3. The following replaces the second paragraph on page 148 under the “Mellon Investments Corporation (“Mellon”)” section in the “Specialist Manager Guide”:

Karen Wong, CFA, is a Managing Director and Head of Index Portfolio Management at Mellon. She has an M.B.A. and a B.S. from San Francisco State University. Ms. Wong has 21 years of investment experience and joined Mellon Capital (now Mellon) in 2000. Ms. Wong is the head of index portfolio management, responsible for overseeing all equity and fixed income indexing and beta strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the index portfolio management process. Prior to joining Mellon she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, MSCI Index Client Advisory Panel, and FTSE Russell Policy Advisory Board. She is a member of Mellon’s ESG Council and is also a member of the Board of Directors for xBK LLC, an affiliated company.

The Institutional U.S. Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): The Prospectus disclosure is revised and restated to reflect the addition of Karen Wong with respect to Mellon’s Factor Strategy to the Mellon portfolio management team as shown under the “Portfolio Managers” “Mellon Factor Strategy” on page 9:

Mellon (“Factor Strategy”):    Peter Goslin, CFA and Karen Wong have co-managed the portion of the Portfolio allocated to Mellon’s Factor Strategy since January, 2018.

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The Institutional U.S. Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): In connection with the foregoing Mellon portfolio management team changes for the Portfolios, the following replaces the first paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 148:

The Portfolio Manager for the Institutional U.S. Equity Portfolio (the Factor Strategy and the Index Strategy) and Institutional International Equity Portfolio (the Developed Index Strategy and Developed Factor Strategy) is Karen Wong. The Portfolio Managers for the ESG Growth and Catholic SRI Growth Portfolios are Karen Wong and Peter Goslin. The Portfolio Manager for the Institutional U.S. Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy) is Peter Goslin. The Portfolio Managers for The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to Mellon, are Karen Wong and Peter Goslin. The Portfolio Managers for The Commodity Returns Strategy Portfolio are Karen Wong, Peter Goslin, Adam Logan and Chris Yao. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved new Portfolio Management Agreements (the “Proposed Agreements”) engaging Pacific Investment Management Company LLC (“PIMCO”) as an additional Specialist Manager for each Portfolio and recommended approval of the Proposed Agreements by shareholders of the respective Portfolios. A meeting of the shareholders of each Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the respective Proposed Agreements.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging Sound Point Capital Management as an additional Specialist Manager for the Portfolio and recommended approval of the Proposed Agreement by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the Proposed Agreement.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): On June 16, 2020, the Trust’s Board of Trustees, on behalf of the Portfolio, approved: (i) a renewal of the Portfolio Management Agreement for the Portfolio with Western Asset Management Company, LLC (formerly known as Western Asset Management Company, “WAMCO”) effective July 28, 2020; and (ii) a new Portfolio Management Agreement for the Portfolio with WAMCO to take effect upon the occurrence of the anticipated change in control of WAMCO’s parent company later in 2020. No changes in WAMCO’s investment management team are expected as a result of the change of control of WAMCO’s parent company.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio’s name to “The Corporate Opportunities Portfolio”, effective August 17, 2020, and (ii) approved changes to the Portfolio’s principal strategies such that, effective August 17, 2020, the Portfolio will no longer have a policy to invest at least 80% of its net assets in fixed income securities or at least 50% of its total assets in high yield securities/ “junk bonds”.

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The Institutional International Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): Effective June 16 2020, each of Artisan Partners Limited Partnership (“Artisan”), Cadence Capital Management LLC (Cadence”), Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”) no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated June 16, 2020. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Cadence, Causeway and Lazard deleted entirely,

1. The following replaces the “Investment Subadvisers” section of the Prospectus on page 41:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

2. The Artisan, Cadence, Causeway and Lazard sections is each deleted in its entirety under the “Portfolio Managers” section on page 41 of the Prospectus.

3. Each of the “Artisan Investment Selection Process”, “Cadence Investment Selection Process”, “Causeway Investment Selection Process” and “Lazard Investment Selection Process” sections is deleted in its entirety under “More Information About Fund Investments and Risks” “The Institutional International Equity Portfolio; Specialist Managers” on pages 102-103. Additionally, reference to Artisan, Cadence, Causeway and Lazard in the first paragraph under “The Institutional International Equity Portfolio; Specialist Managers” on page 101 is each deleted in its entirety.

4. References to Artisan, Cadence, Causeway and Lazard under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” with respect to the Portfolio on page 126 are each deleted in its entirety.

5. Each of the “Artisan Partners Limited Partnership”, “Causeway Capital Management LLC” and “Lazard Asset Management LLC”sections is each deleted in its entirety under “Specialist Manager Guide” on pages 140, 142 and 146, respectively.

6. The first paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 141 is revised as follows:

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Institutional U.S. Equity Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio. Cadence is a wholly owned subsidiary of Pacific Global Asset Management and is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2019, Cadence had approximately $2.8 billion in assets under management.

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7. The second paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 141 is deleted in its entirety.

The Institutional U.S. Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): Effective June 16, 2020, Parametric Portfolio Associates LLC (“Parametric”) no longer serves as a Specialist Manager for the Portfolio with respect to Parametric’s Defensive Equity Strategy. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Parametric’s Defensive Equity Strategy deleted entirely.

1. The “Parametric (Defensive Equity Strategy)” section is deleted in its entirety under the “Portfolio Managers” sections on page 9 of the Prospectus.

2. The paragraph regarding Parametric’s Defensive Equity Strategy in the “Parametric Investment Selection Process” section is deleted in its entirety under “More Information About Fund Investments and Risks” “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 93. Additionally, reference to Parametric’s Defensive Equity Strategy in the first paragraph under “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 93 is deleted in its entirety.

3. Reference to Parametric’s Defensive Equity Strategy under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” on page 128 is deleted in its entirety.

4. The third full paragraph regarding the Defensive Equity Strategy in the “Parametric Portfolio Associates LLC” section is deleted in its entirety under “Specialist Manager Guide” on page 150.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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